INCOME TAX EXPENSE/(CREDIT) (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of INCOME TAX EXPENSECREDIT [Line Items]
Loss before taxation	¥ (418,465)	¥ (78,285)	¥ (316,221)
Tax calculated at a tax rate of 25%	(104,616)	(19,571)	(79,055)
Tax effect on non-deductible expenses	0	0	30
Tax effect on different tax rates of group entities operating in other jurisdictions	588	218	3,840
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	20,191	8,817	55,210
Impairment losses on land use right that are not tax deductible	1,064	353	2,380
Inventory provision that are not tax deductible	13,993	(683)	23,176
Bad debt allowance that are not tax deductible	79,057	6,232	0
Depreciation and amortization adjustments that are not tax deductible	(15,890)	(15,617)	0
Income tax refund that are not expected to receive	0	24,270	0
Net operating losses not recognized to deferred tax assets	5,822	5,722	0
Tax per financial statements	¥ 209	¥ 9,741	¥ 5,581